(Columbia Balanced Fund - A B C K R R4 R5 Y & Z) | (Columbia Balanced Fund)
Investment Objective
The Fund seeks high total return by investing in common stocks and debt securities.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix S to the Statement of Additional Information under Sales Charge Waivers beginning on page S-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Balanced Fund - A B C K R R4 R5 Y & Z) (Columbia Balanced Fund)	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class R Shares	Class R4 Shares	Class R5 Shares	Class Y Shares	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		none		none		none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or current net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Balanced Fund - A B C K R R4 R5 Y & Z) (Columbia Balanced Fund)		Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class R Shares	Class R4 Shares	Class R5 Shares	Class Y Shares	Class Z Shares
Management fees		0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	none	none	none
Other expenses	[1]	0.25%	0.25%	0.25%	0.35%	0.25%	0.25%	0.10%	0.05%	0.25%
Total annual Fund operating expenses		1.19%	1.94%	1.94%	1.04%	1.44%	0.94%	0.79%	0.74%	0.94%
[1]	Other expenses for Class A, Class B, Class C, Class K, Class R, Class R5 and Class Z have been restated to reflect contractual changes to certain fees paid by the Fund and other expenses for Class R4 and Class Y are based on estimated amounts for the Fund's current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class K, Class R, Class R4, Class R5, Class Y or Class Z shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Balanced Fund) (Columbia Balanced Fund - A B C K R R4 R5 Y & Z) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	689	931	1,192	1,935
Class B Shares	697	909	1,247	2,070
Class C Shares	297	609	1,047	2,264
Class K Shares	106	331	574	1,271
Class R Shares	147	456	787	1,724
Class R4 Shares	96	300	520	1,155
Class R5 Shares	81	252	439	978
Class Y Shares	76	237	411	918
Class Z Shares	96	300	520	1,155

Expense Example, No Redemption (Columbia Balanced Fund) (Columbia Balanced Fund - A B C K R R4 R5 Y & Z) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	197	609	1,047	2,070
Class C Shares	197	609	1,047	2,264

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio (66% excluding mortgage dollar rolls).

Principal Investment Strategies

Under normal circumstances, the Fund invests in a mix of equity and debt securities. Columbia Management Investment Advisers, LLC, the Fund's investment adviser (the Investment Manager), allocates the Fund's assets among equity and debt securities (which includes cash and cash equivalents) based on the Investment Manager's assessment of the relative risks and returns of each asset class. The Fund generally will invest between 35% and 65% of its net assets in each asset class, and in any event will invest at least 25% and no more than 75% of its net assets in each asset class under normal market conditions.

With respect to its equity securities investments, which may include, among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of large-capitalization companies. The Investment Manager evaluates the relative attractiveness of each potential investment in constructing the Fund's portfolio by considering a wide variety of factors which may include, among other factors, valuation, fundamentals, quantitative analysis and economic and market expectations.

With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other intermediate- to long-term debt securities. The Fund may invest up to 10% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality, which are commonly referred to as "junk bonds."

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Foreign securities include equity and fixed-income securities of foreign issuers.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Investment Manager may sell a security when the Fund's asset allocation changes; when the security's price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Principal Risks

  Investment Strategy Risk – The Fund's manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions may not produce the expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods, or fail to increase in value. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

  Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

  Credit Risk – Credit risk applies to most debt securities, but is generally less of a factor for obligations backed by the "full faith and credit" of the U.S. Government. The Fund could lose money if the issuer of a debt security owned by the Fund is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default.

  U.S. Government Obligations Risk – While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Securities guaranteed by the Federal Deposit Insurance Corporation under its Temporary Liquidity Guarantee Program (TLGP) are subject to certain risks, including whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread, as well as uncertainty as to how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is subject to change.

  Reinvestment Risk – Income from the Fund's debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund's portfolio.

  Mortgage-Backed Securities Risk – The value of the Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Asset-Backed Securities Risk – The value of the Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has recently been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. While the ultimate impact is not yet clear, these changes could restrict and/or impose significant costs or other burdens upon the Fund's participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund's investments are locked in at a lower rate for a longer period of time.

  Depositary Receipts Risk – Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. Class Z share performance is shown in the bar chart because Class Z is the oldest share class of the Fund. The inception date for the Fund's Class A and Class B shares is November 1, 2002; the inception date for the Fund's Class C shares is October 10, 2003; the inception date for the Fund's Class R shares is September 27, 2010; and the inception date for the Fund's Class K and Class R5 shares is March 7, 2011. The returns shown for each of these classes of shares include the returns of the Fund's Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in expenses and sales charges (where applicable), these classes of shares would have annual returns substantially similar to those of Class Z shares, because all classes of the Fund's shares invest in the same portfolio of securities. Class R4 and Class Y shares of the Fund commenced operations on November 8, 2012; therefore, performance information for Class R4 and Class Y shares is not yet available. Except for differences in annual returns resulting from difference in expenses and sales charges (where applicable), these classes of shares have annual returns substantially similar to those of Class Z shares, because all classes of the Fund's shares invest in the same portfolio of securities.

The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting www.columbiamanagement.com.

The bar chart shows how the Fund's Class Z share performance has varied for each full calendar year shown.
Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:    2nd quarter 2009:    14.22%

Worst:   4th quarter 2008:   -14.05%

Average Annual Total Return as of December 31, 2011

The table compares the Fund's returns for each period with those of the Standard & Poor's 500® Index (S&P 500® Index) and the Barclays U.S. Aggregate Bond Index. The S&P 500® Index measures the performance of 500 widely held, large-capitalization U.S. stocks. The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Average Annual Total Returns (Columbia Balanced Fund) (Columbia Balanced Fund - A B C K R R4 R5 Y & Z)	1 Year	5 Years	10 Years
Class Z Shares	1.57%	4.41%	4.81%
Class Z Shares returns after taxes on distributions	0.75%	3.69%	4.13%
Class Z Shares returns after taxes on distributions and sale of Fund shares	1.86%	3.49%	3.85%
Class A Shares	(4.44%)	2.93%	3.92%
Class B Shares	(4.29%)	3.01%	3.74%
Class C Shares	(0.42%)	3.36%	3.76%
Class K Shares	1.41%	4.17%	4.57%
Class R Shares	1.08%	3.88%	4.28%
Class R5 Shares	1.65%	4.42%	4.82%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes.

Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

[1]	Year-to-date return as of September 30, 2012: 13.36%